Income Taxes (Details) - Schedule of effective income tax rate	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Effective Income Tax Rate [Abstract]
Hong Kong statutory income tax rate	16.50%	16.50%	16.50%
Valuation allowance recognized with respect to the loss in the Hong Kong companies	(16.50%)	(16.50%)	(16.50%)
PRC statutory income tax rate	25.00%	25.00%	25.00%
Effect of income tax exemptions and reliefs	(20.00%)	(20.00%)	(20.00%)
Valuation allowance recognized with respect to the loss in the PRC companies	(5.00%)	(5.00%)	(5.00%)
US corporate tax rate	21.00%	21.00%	21.00%
Valuation allowance recognized with respect to the loss in the US companies	(21.00%)	(21.00%)	(21.00%)
Total	0.00%	0.00%	0.00%